Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	3,000,000	3,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	11,000,000	10,000,000
Ordinary shares, shares outstanding	11,000,000	10,000,000